Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Schedule of intangible assets

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Customer contracts	63,398,729	66,590,884	9,685,243
Software	31,501,874	36,937,043	5,372,270
License	922,135	942,481	137,078
Less: accumulated amortization	48,437,284	71,310,260	10,371,647
Intangible assets subject to amortization	47,385,454	33,160,148	4,822,944

License with indefinite life	26,194,611	26,891,801	3,911,250
Foreign currency translation adjustment	770,790	(1,927,341)	(280,320)
Intangible assets, net	74,350,855	58,124,608	8,453,874